     DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND  TWO WORLD TRADE CENTER, NEW
                                                                  YORK, NEW YORK
                                                              10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995

DEAR SHAREHOLDER:

Bonds rallied significantly during 1995. Progressive tightening of monetary policy by the Federal Reserve Board over the 12 months through February 1995 slowed economic growth and caused bonds to advance throughout the year. The trend toward lower long-term interest rates was aided by the central bank's easing of short-term interest rates in July and December.

MUNICIPAL MARKET CONDITIONS

Long-term municipal bond yields declined from 6.97 percent in December 1994 to
5.71 percent at the end of December 1995, as tracked by The Bond Buyer Revenue Bond Index*. This 126 basis point drop in yield corresponded to a 10 percent price increase for callable municipal bonds with 30-year maturities. Yields on 1-year municipal notes experienced a similar move, declining from 4.95 to 3.60 percent. At the end of the year, the yield pickup for extending maturity from 1-year (3.60%) to 30-years (5.71%) was 211 basis points.

Tax-exempt bond prices began the year by outperforming the prices of U.S. Treasury bonds, but gradually deteriorated. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices. In the spring, the municipal market began to discount the risk of comprehensive changes in the tax code created by flat-tax rhetoric from Washington. This caused the yield ratio to move above 90 percent during the summer and end the year at 95 percent. Over the past 10 years, long municipal yields have averaged 89 percent of U.S. Treasury yields.

--------------------------------------------------------------
*THE BOND BUYER Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bond range from Aa1 to Baa1 by Moody's Investors Service, Inc., and AA+ to A- by Standard & Poor's Corp.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

Despite a resurgence in new issue volume in the second half of 1995, the municipal market continued to experience consolidation. Municipal underwriting was down 25 percent through June 1995, but ended the year only 5 percent below 1994's level. This followed a 44 percent drop in volume for all of 1994. Lower underwriting volume and diminished profitability caused several major dealers to withdraw from the municipal business.

TAX REFORM

Flat-tax advocates have generated increased publicity for their proposals and have influenced the municipal market since early 1995. Most tax-reform discussions have been based on concepts containing broad assumptions and lacking specific details. The various plans seek to simplify the tax process, but raise questions about the fairness of changing from a progressive tax structure. Flat-tax proposals call for the elimination of deductions of mortgage interest, charitable contributions, property taxes, and state and local income taxes. As politicians have focused more on tax reform as an issue in the 1996 elections, media coverage has expanded from the financial page to the front
                                                    [GRAPHIC]
page. Municipal bonds have periodically
come under political pressure in the
past. For example, prior to passage of
major tax reform legislation in 1986,
municipal yields briefly exceeded
taxable yields.
                                                    [GRAPHIC]
Flat-tax proposals would also affect
municipal credits. If mortgage interest
and property tax deductions were
eliminated, municipalities would
experience a decline in their property
tax base. The loss of state and local
income tax deductions would increase
the relative economic disadvantage that
high-tax states already face. The flat
tax represents an attempt to shift tax
accountability from the federal level
to local governments. Taxpayer
recognition of the extent of the
changes under consideration may impede
the passage of comprehensive tax
reform.

PERFORMANCE
                                                    [GRAPHIC]
Dean Witter Select Municipal
Reinvestment Fund's total return for
the fiscal year ended December 31, 1995
was 16.00 percent. The Fund's net asset
value

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

adjusted for December's capital gains distribution increased from $11.34 to $12.48 per share. Tax-free dividends totaling $0.62 per share were paid during the year.

Since inception (September 22, 1983) the Fund has provided shareholders with an average annual total return of 9.13 percent. The accompanying chart illustrates the performance of a $10,000 investment in the Fund since inception through the fiscal year ended December 31, 1995, versus the performance of a similar hypothetical investment in the issues comprising the Lehman Brothers Municipal Bond Index.

PORTFOLIO STRUCTURE
                                                    [GRAPHIC]
On December 31, 1995, the Fund's $95
million in
net assets was diversified among 11
long-term municipal sectors and 50
credits. The three largest sectors --
water & sewer revenue, transportation
revenue and general obligation bonds --
represented approximately 47 percent of
the portfolio. The average maturity and
call protection of the Fund's long-term
holdings were 18 and 7 years,
respectively. Credit quality was
upgraded during 1995. Long-term
holdings rated AA and AAA increased
from 52 to 60 percent. The credit
quality of the portfolio is illustrated
at the right.

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's latest interest rate moves have improved bond-market expectations. The decreasing supply of new issues, combined with significant maturities and calls for redemptions, should continue to be positive for the municipal market. However, tax-reduction proposals are likely to continue to receive publicity and cloud the outlook for tax-exempt bonds. With long-term municipal securities yielding more than 90 percent of the yield on U.S. Treasuries, the market has already begun the process of discounting the risk that a flat tax might eventually become law.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1995, CONTINUED

We appreciate your ongoing support of Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995

 PRINCIPAL
 AMOUNT IN                                                                                                COUPON     MATURITY
 THOUSANDS                                                                                                 RATE        DATE
------------------------------------------------------------------------------------------------------------------------------

             MUNICIPAL BONDS (97.0%)
             GENERAL OBLIGATION (14.5%)
 $   2,000   Washington Suburban Sanitation District, Maryland, General Construction Refg 1994........      5.00 %    06/01/14
     2,000   Massachusetts, 1994 Ser C (FGIC).........................................................      6.75      11/01/12
     3,000   New York City, New York, 1990 Ser D......................................................      6.00      08/01/07
     2,295   Pennsylvania, First Ser 1995 (FGIC)......................................................      5.50      05/01/12
     2,000   Shelby County, Tennessee, Refg 1995 Ser A................................................      5.625     04/01/12
     2,000   Washington, Ser 1995 A...................................................................      5.80      09/01/08
-----------
    13,295
-----------
             EDUCATIONAL FACILITIES REVENUE (8.3%)
     2,000   District of Columbia, Georgetown University Ser 1993.....................................      5.375     04/01/23
     2,000   Massachusetts Health & Educational Facilities Authority, Boston College Ser K............      5.25      06/01/18
     1,500   Rutgers - The State University, New Jersey, Refg Ser R...................................      6.50      05/01/13
     2,000   New York State Dormitory Authority, State University Ser 1989 B..........................      0.00      05/15/03
     1,000   Ohio Higher Educational Facility Commission, Oberlin College Ser 1993....................      5.375     10/01/15
-----------
     8,500
-----------
             ELECTRIC REVENUE (6.9%)
     1,000   Northern California Power Agency, Geothermal #3-1987 Refg Ser A
               (Partial Crossover Refunded)...........................................................      7.00      07/01/07
     2,000   Nebraska Public Power District, Power Supply 1993 Ser....................................      6.125     01/01/15
     2,000   Intermountain Power Agency, Utah, Refg 1985 Ser H........................................      6.00      07/01/21
     3,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC)....................      0.00      07/01/09
-----------
     8,000
-----------
             HOSPITAL REVENUE (7.4%)
     2,000   Birmingham - Carraway Special Care Facilities Financing Authority, Alabama, Carraway
               Methodist Health Systems Ser 1995 A (Connie Lee).......................................      6.25      08/15/09
     2,000   Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC).....................................      6.733     10/05/21
     2,500   North Central Texas Health Facilities Development Corporation, University Medical Center
               Inc Ser 1989...........................................................................      8.20      04/01/19
-----------
     6,500
-----------
             INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (8.0%)
       700   Connecticut Development Authority, Bridgeport Hydraulic Co Refg Ser 1990.................      7.25      06/01/20
     1,200   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A...................................      7.10      02/01/06
     1,000   Claiborne County, Mississippi, Middle South Energy Inc Ser C.............................      9.875     12/01/14
     2,000   Ohio Water Development Authority, Dayton Power & Light Co Collateralized Refg 1992 Ser
               A......................................................................................      6.40      08/15/27
     1,500   Matagorda County Navigation District #1, Texas, Central Power & Light Co Collateralized
               Ser 1984 A.............................................................................      7.50      12/15/14
       500   Russell County Industrial Development Authority, Virginia, Appalachian Power Co Ser G....      7.70      11/01/07
-----------
     6,900
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS       VALUE
-----------

 $   2,000   $    1,957,500
     2,000        2,268,020
     3,000        3,013,230
     2,295        2,359,054
     2,000        2,087,740
     2,000        2,105,560
             --------------
-----------
                 13,791,104
    13,295
             --------------
-----------

     2,000        1,907,760
     2,000        1,968,840
     1,500        1,636,755
     2,000        1,372,400
     1,000        1,006,330
             --------------
-----------
                  7,892,085
     8,500
             --------------
-----------

     1,000
                  1,030,540
     2,000        2,105,240
     2,000        2,000,220
     3,000        1,472,370
             --------------
-----------
                  6,608,370
     8,000
             --------------
-----------

     2,000
                  2,186,660
     2,000        2,199,400
     2,500
                  2,642,675
             --------------
-----------
                  7,028,735
     6,500
             --------------
-----------

       700          751,905
     1,200        1,379,196
     1,000        1,147,730
     2,000
                  2,113,740
     1,500
                  1,670,205
       500          555,170
             --------------
-----------
                  7,617,946
     6,900
             --------------
-----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                                COUPON     MATURITY
 THOUSANDS                                                                                                 RATE        DATE
------------------------------------------------------------------------------------------------------------------------------
             MORTGAGE REVENUE - MULTI-FAMILY (1.5%)
 $   1,000   Michigan Housing Development Authority, Rental 1992 Ser A................................      6.60 %    04/01/12
       340   Pennsylvania Housing Finance Agency, Moderate Rehabilitation - Section 8 Assisted Issue
               B......................................................................................      9.00      08/01/01
-----------
     1,340
-----------
             MORTGAGE REVENUE - SINGLE FAMILY (3.2%)
     2,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA).......................      5.875     12/01/24
       970   Maricopa County Industrial Development Authority, Arizona, Refg
               1991 Ser A.............................................................................      7.50      08/01/12
-----------
     2,970
-----------
             PUBLIC FACILITIES REVENUE (3.3%)
     1,000   California Public Works Board, Corrections 1993 Ser D....................................      5.375     06/01/12
     1,000   Hennepin County, Minnesota, Ser 1991 COPs................................................      6.80      05/15/17
     1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988 A...................      7.90      07/01/07
-----------
     3,000
-----------
             TRANSPORTATION FACILITIES REVENUE (15.9%)
     2,000   Los Angeles County Transportation Commission, California, Sales Tax Ser 1991 B...........      6.50      07/01/13
     2,000   Lee County, Florida, Ser 1995 (MBIA).....................................................      5.75      10/01/22
     3,500   Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS......................      0.00+     07/01/06
     2,000   Ohio Turnpike Commission, 1994 Ser A.....................................................      5.75      02/15/24
     2,000   Puerto Rico Highway & Transportation Authority, Refg Ser X...............................      5.25      07/01/21
     3,000   Texas Turnpike Authority, Dallas North Tollway/President George Bush Turnpike Refg Ser
               1995 (FGIC) (WI).......................................................................      5.25      01/01/23
-----------
    14,500
-----------
             WATER & SEWER REVENUE (16.6%)
     2,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 1994...................      5.45      07/01/19
     3,000   Chicago, Illinois, Wastewater Ser 1995 (FGIC)............................................      5.125     01/01/25
     2,000   Boston Water & Sewer Commission, Massachusetts, 1992 Ser A...............................      6.00      11/01/15
     1,500   Massachusetts Water Resource Authority, 1993 Ser C.......................................      5.25      12/01/08
     2,000   Suffolk County Industrial Development Agency, New York, Southwest Sewer Ser 1994
               (FGIC).................................................................................      4.75      02/01/09
     1,000   Columbus, Ohio, Sewerage Refg Ser 1992...................................................      6.25      06/01/08
             Spartanburg, South Carolina, Water Impr
     1,250     Refg Ser A 1992........................................................................      6.25      06/01/12
     1,000     Refg Ser A 1992........................................................................      6.25      06/01/17
     2,000   Metropolitan Government of Nashville & Davidson County, Tennessee,
               Refg of 1986...........................................................................      5.50      01/01/16
-----------
    15,750
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS       VALUE
-----------

 $   1,000   $    1,044,440
       340
                    348,197
             --------------
-----------
                  1,392,637
     1,340
             --------------
-----------

     2,000        2,010,960
       970
                  1,034,825
             --------------
-----------
                  3,045,785
     2,970
             --------------
-----------

     1,000          979,140
     1,000        1,101,840
     1,000        1,110,470
             --------------
-----------
                  3,191,450
     3,000
             --------------
-----------

     2,000        2,139,340
     2,000        2,058,400
     3,500        3,993,570
     2,000        2,035,180
     2,000        1,921,280
     3,000
                  2,961,600
             --------------
-----------
                 15,109,370
    14,500
             --------------
-----------

     2,000        2,000,000
     3,000        2,901,090
     2,000        2,007,760
     1,500        1,513,965
     2,000
                  1,933,660
     1,000        1,093,440

     1,250        1,327,000
     1,000        1,056,000
     2,000
                  2,000,000
             --------------
-----------
                 15,832,915
    15,750
             --------------
-----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

 PRINCIPAL
 AMOUNT IN                                                                                                COUPON     MATURITY
 THOUSANDS                                                                                                 RATE        DATE
------------------------------------------------------------------------------------------------------------------------------
             OTHER REVENUE (1.8%)
 $   1,500   New York Local Government Assistance Corporation, Ser 1991 D.............................      7.00 %    04/01/11
-----------
             REFUNDED (9.6%)
     2,000   Price-Elliot Research Park Inc, Arizona, Arizona State University Refg Ser 1991 (MBIA)...      7.00    07/01/01++
     2,000   Maryland Water Quality Financing Administration, 1990 Ser A..............................      7.25    09/01/00++
     2,000   Morgan State University, Maryland, Academic & Auxiliary Fees 1990 Ser A (MBIA)...........      7.00    07/01/00++
     2,000   Saint Cloud, Minnesota, The Saint Cloud Hospital Ser 1990 B (AMBAC)......................      7.00    07/01/01++
-----------
     8,000
-----------

             TOTAL MUNICIPAL BONDS
             (IDENTIFIED COST $84,425,372)....................................................................................
    90,255
-----------

             SHORT-TERM MUNICIPAL OBLIGATION (3.7%)
 $   3,500   Harris County Health Facilities Development Corporation, Texas, Methodist Hospital Ser
               1994 (Demand 01/02/96) (Identified Cost $3,500,000)....................................      6.00*%    12/01/25
-----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS       VALUE
-----------
 $   1,500   $    1,702,155
             --------------
-----------
     2,000        2,297,060
     2,000        2,286,380
     2,000        2,262,640
     2,000        2,297,060
             --------------
-----------
                  9,143,140
     8,000
             --------------
-----------
    90,255       92,355,692
-----------  --------------
 $   3,500
             $    3,500,000
             --------------
-----------

 $  93,755   TOTAL INVESTMENTS (IDENTIFIED COST $87,925,372) (A)..........................      100.7%   95,855,692
-----------
-----------

             LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS...............................       (0.7)     (625,021)
                                                                                                -----   -----------

             NET ASSETS...................................................................      100.0%  $95,230,671
                                                                                                -----   -----------
                                                                                                -----   -----------

---------------------
BIGS Bond Income Growth Security.
COPs Certificates of Participation.
WI   Security purchased on a when issued basis.
 +   Currently a zero coupon bond; will convert to 8.50% on July 1, 1997.
++   Prerefunded to call date shown.
 *   Current coupon of variable rate security.
(a) The aggregate cost for federal income tax purposes is $87,925,372; the aggregate gross unrealized appreciation is $7,971,431 and the aggregate gross unrealized depreciation is $41,111, resulting in net unrealized appreciation of $7,930,320.
BOND INSURANCE:
AMBAC AMBAC Indemnity Corporation.
Connie Lee Connie Lee Insurance Company.
FGIC Financial Guaranty Insurance Company.
MBIA Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1995, CONTINUED

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                               DECEMBER 31, 1995

Alabama..........        2.3%
Alaska...........        2.1
Arizona..........        5.6
California.......        4.4
Connecticut......        0.8
District of
 Columbia........        2.0
Florida..........        2.2%
Illinois.........        3.1
Kentucky.........        4.2
Maryland.........        6.8
Massachusetts....        8.1
Michigan.........        2.6
Minnesota........        3.6
Mississippi......        1.2%
Nebraska.........        2.2
New Jersey.......        1.7
New York.........        8.4
Ohio.............        8.9
Pennsylvania.....        2.8
Puerto Rico......        3.2
South Carolina...        2.5%
Tennessee........        4.3
Texas............       11.3
Utah.............        2.1
Virginia.........        0.6
Washington.......        3.7
                       -----
Total............      100.7%
                       -----
                       -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS:
Investments in securities, at value
  (identified cost $87,925,372).............................  $95,855,692
Cash........................................................      435,951
Receivable for:
    Interest................................................    1,488,236
    Investments sold........................................      500,000
    Shares of beneficial interest sold......................       16,442
Prepaid expenses and other assets...........................       25,421
                                                              -----------

     TOTAL ASSETS...........................................   98,321,742
                                                              -----------
LIABILITIES:
Payable for:
    Investments purchased...................................    2,897,560
    Shares of beneficial interest repurchased...............       58,886
    Investment management fee...............................       40,020
    Dividends and distributions.............................       23,637
Accrued expenses and other payables.........................       70,968
                                                              -----------
     TOTAL LIABILITIES......................................    3,091,071
                                                              -----------
NET ASSETS:
Paid-in-capital.............................................   87,176,078
Net unrealized appreciation.................................    7,930,320
Accumulated undistributed net investment income.............       25,987
Accumulated undistributed net realized gain.................       98,286
                                                              -----------
     NET ASSETS.............................................  $95,230,671
                                                              -----------
                                                              -----------

NET ASSET VALUE PER SHARE,
  7,629,241 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                   $12.48
                                                              -----------
                                                              -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 5,581,901
                                                              -----------

EXPENSES
Investment management fee...................................      456,678
Transfer agent fees and expenses............................      273,590
Professional fees...........................................       47,884
Shareholder reports and notices.............................       41,188
Registration fees...........................................       32,268
Trustees' fees and expenses.................................       21,335
Custodian fees..............................................        5,162
Other.......................................................       11,639
                                                              -----------

     TOTAL EXPENSES BEFORE EXPENSE OFFSET...................      889,744

     LESS: EXPENSE OFFSET...................................       (5,139)
                                                              -----------

     TOTAL EXPENSES AFTER EXPENSE OFFSET....................      884,605
                                                              -----------

     NET INVESTMENT INCOME..................................    4,697,296
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................      179,336
Net change in unrealized depreciation.......................    8,626,901
                                                              -----------

     NET GAIN...............................................    8,806,237
                                                              -----------

NET INCREASE................................................  $13,503,533
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1995   DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................     $ 4,697,296        $  4,929,867
Net realized gain...........................................         179,336              53,865
Net change in unrealized appreciation/depreciation..........       8,626,901         (11,074,926)
                                                              -----------------   -----------------

     NET INCREASE (DECREASE)................................      13,503,533          (6,091,194)
                                                              -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................      (4,694,507)         (5,253,876)
Net realized gain...........................................        (134,761)           (273,982)
                                                              -----------------   -----------------

     TOTAL..................................................      (4,829,268)         (5,527,858)
                                                              -----------------   -----------------
Net increase from transactions in shares of beneficial
  interest..................................................         151,008           1,759,547
                                                              -----------------   -----------------

     TOTAL INCREASE (DECREASE)..............................       8,825,273          (9,859,505)

NET ASSETS:
Beginning of period.........................................      86,405,398          96,264,903
                                                              -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $25,987 AND $23,198, RESPECTIVELY)......................     $95,230,671        $ 86,405,398
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1995 aggregated $18,660,907 and $14,709,528, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At December 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $31,000.

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1995, CONTINUED

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1995             DECEMBER 31, 1994
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................    2,857,613   $   34,313,758     3,172,307   $ 38,359,487
Reinvestment of dividends and distributions......................      379,503        4,576,988       449,718      5,341,690
                                                                   -----------   --------------   -----------   ------------
                                                                     3,237,116       38,890,746     3,622,025     43,701,177
Repurchased......................................................   (3,227,249)     (38,739,738)   (3,511,123)   (41,941,630)
                                                                   -----------   --------------   -----------   ------------
Net increase.....................................................        9,867   $      151,008       110,902   $  1,759,547
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED DECEMBER 31
                  ----------------------------------------------------------------------------------------------------------------
                     1995       1994       1993        1992       1991       1990        1989       1988       1987        1986
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   11.34   $  12.82   $  12.12   $   11.89   $  11.25   $  11.41   $   11.08   $  10.60   $  11.85   $   11.41
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........      0.62       0.65       0.67        0.70       0.71       0.70        0.68       0.70       0.72        0.76
Net realized and
 unrealized gain
 (loss)..........      1.16      (1.40)      0.75        0.32       0.62      (0.15)       0.33       0.49      (1.15)       1.31
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......      1.78      (0.75)      1.42        1.02       1.33       0.55        1.01       1.19      (0.43)       2.07
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.62)     (0.69)     (0.67)      (0.70)     (0.69)     (0.71)      (0.68)     (0.70)     (0.72)      (0.77)
   Net realized
   gain..........     (0.02)     (0.04)     (0.05)      (0.09)     --         --         --          (0.01)     (0.10)      (0.86)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total dividends
 and
 distributions...     (0.64)     (0.73)     (0.72)      (0.79)     (0.69)     (0.71)      (0.68)     (0.71)     (0.82)      (1.63)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $   12.48   $  11.34   $  12.82   $   12.12   $  11.89   $  11.25   $   11.41   $  11.08   $  10.60   $   11.85
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN...........     16.00%     (5.98)%    11.99%       8.88%     12.04%      5.27%       9.47%     11.42%     (3.53)%     19.33%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      0.97%      0.96%      1.02%       1.14%      1.20%      1.21%       1.40%      1.41%      1.36%       1.50%*

Net investment
 income..........      5.14%      5.34%      5.25%       5.79%      6.06%      6.12%       5.90%      6.27%      6.37%       6.30%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands.......    $95,231    $86,405    $96,265     $75,918    $67,903    $60,304     $52,485    $44,769    $40,938     $38,058

Portfolio
 turnover rate...        17%        18%         9%         13%        30%        22%         15%        13%        43%         35%

---------------------
*    Net of expense reimbursement.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Select Municipal Reinvestment Fund (the "Fund") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 7, 1996

--------------------------------------------------------------------------------
                      1995 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1995, the Fund paid to the shareholders $0.62 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1995, the Fund paid to shareholders $0.02 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Sheldon Curtis
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

James F. Willison
VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
SELECT MUNICIPAL
REINVESTMENT
FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1995

     DEAN WITTER SELECT REINVESTMENT FUND
                                   GROWTH OF $10,000


           DATE                     TOTAL               LEHMAN MUNI BOND
                                                             INDEX
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1985             $10,000                  $10,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1986             $11,933                  $11,931
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1987             $11,511                  $12,111
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1988             $12,826                  $13,342
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1989             $14,040                  $14,781
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1990             $14,780                  $15,859
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1991             $16,560                  $17,784
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1992             $18,030                  $19,353
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1993             $20,193                  $21,729
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1994             $18,985                  $20,606
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
     December 31, 1995             $22,023(3)               $24,202
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                             AVERAGE ANNUAL TOTAL RETURNS
                           1 YEAR     5 YEARS     10 YEARS
                         ------------------------------------
                         ------------------------------------
                           16.00(1)    8.30(1)     8.21(1)

                          ----------------------------------
                          ----------------------------------
                                  Fund           Lehman(3)
                            ----         ------
                          ----------------------------------
                          ----------------------------------

-------------------------------------------------

     Past performance is not predictive of future returns.

    (1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

    (2)  Closing value assuming a complete redemption on December 31, 1995.

    (3) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.